UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2022 to February 28, 2022

Commission File Number of issuing entity: 333-253034-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-253034

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2021-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2021-2, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class A Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2022-2, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on February 1, 2022 and ending on February 28, 2022 is set forth in the monthly investor reports relating to the March 21, 2022 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on February 1, 2022 and ending on February 28, 2022. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 4, 2022 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the March 21, 2022 distribution (Verizon Master Trust).
Exhibit 99.2	Monthly investor report relating to the March 21, 2022 distribution (Verizon Master Trust Series 2021-1).
Exhibit 99.3	Monthly investor report relating to the March 21, 2022 distribution (Verizon Master Trust Series 2021-2).
Exhibit 99.4	Monthly investor report relating to the March 21, 2022 distribution (Verizon Master Trust Series 2022-1).
Exhibit 99.5	Monthly investor report relating to the March 21, 2022 distribution (Verizon Master Trust Series 2022-2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: April 1, 2022

VERIZON MASTER TRUST
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer